VAN KAMPEN UNIT TRUSTS, SERIES 906

       Morgan Stanley U.S. Multinational 50 Index[SM] Portfolio, Series 29

              Supplement to the Prospectus dated September 15, 2009

   The third, fourth and fifth paragraphs found under the section entitled "Objectives and Securities Selection" in Prospectus Part II are replaced in their entirety by the following:

   "The Morgan Stanley Multinational Index is the exclusive property of Morgan Stanley and has been licensed for use by the Sponsor and the Morgan Stanley U.S. Multinational 50 Index Portfolio. The Morgan Stanley U.S. Multinational 50 Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley or Morgan Stanley & Co. Incorporated (collectively, "MS"). Neither MS nor any other party makes any representation or warranty, express or implied, to the Unitholders of this Portfolio or any member of the public regarding the advisability of investing in funds generally or in this Portfolio particularly or the ability of the Morgan Stanley Multinational Index to track general stock market performance. MS is the licensor of certain trademarks, service marks and trade names of MS and of the Morgan Stanley Multinational Index which is determined, composed and calculated by MS without regard to the Sponsor or this Portfolio. MS has no obligation to take the needs of the Sponsor or the Unitholders of this Portfolio into consideration in determining, composing or calculating the Morgan Stanley Multinational Index. MS is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of this Portfolio to be issued or in the determination or calculation of the equation by which Units of this Portfolio are redeemable for cash. MS has no obligation or liability to Unitholders of this Portfolio in connection with the administration, marketing or trading of this Portfolio.

   ALTHOUGH MS SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MS CONSIDERS RELIABLE, NEITHER MS NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MS NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MS NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MS HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MS OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES."

   Notwithstanding anything to the contrary in the prospectus, the Morgan Stanley U.S. Multinational 50 Index[SM] Portfolio will not pay a license fee to MSCI Inc.



Supplement Dated: September 30, 2009